--------------------------------------------------------------------------------
Annual Report - Financial Statements
--------------------------------------------------------------------------------


 T. Rowe Price


               Equity
               Index 500
               Fund

              -------------------
               December 31, 1998
              -------------------

T. Rowe Price Equity Index 500 Fund
--------------------------------------------------------------------------------

--------------------
Financial Highlights             For a share outstanding throughout each period
--------------------------------------------------------------------------------

                                         Year
                                        Ended
                                     12/31/98       12/31/97     12/31/96     12/31/95     12/31/94
NET ASSET VALUE
Beginning of period              $      26.38   $      20.34   $    17.21   $    13.09   $    13.48
                                 ....................................................................
Investment activities
        Net investment income            0.33*          0.35*        0.38*        0.39*        0.36*
        Net realized and
        unrealized gain (loss)           7.10           6.28         3.47         4.43        (0.23)
                                 ....................................................................
        Total from
        investment activities            7.43           6.63         3.85         4.82         0.13
                                 ....................................................................
Distributions
        Net investment income           (0.34)         (0.34)       (0.38)       (0.40)       (0.36)
        Net realized gain               (0.09)         (0.25)       (0.34)       (0.30)       (0.09)
        In excess of net
        realized gain                       -              -            -            -        (0.07)
                                 ....................................................................
        Total distributions             (0.43)         (0.59)       (0.72)       (0.70)       (0.52)
                                 ....................................................................
NET ASSET VALUE
End of period                    $      33.38   $      26.38   $    20.34   $    17.21   $    13.09
                                 --------------------------------------------------------------------
Ratios/Supplemental Data
Total return+                           28.31%*        32.87%*      22.65%*      37.16%*       1.01%*
                                 ....................................................................
Ratio of expenses to
average net assets                       0.40%*         0.40%*       0.40%*       0.45%*       0.45%*
                                 ....................................................................
Ratio of net investment
income to average
net assets                               1.17%*         1.49%*       2.05%*       2.54%*       2.73%*
                                 ....................................................................
Portfolio turnover rate                  4.7%           0.7%         1.3%         1.3%         1.3%
                                 ....................................................................
Net assets, end of period
(in millions)                  $       3,347      $   1,908  $       808  $       457  $       270
                                 ....................................................................

+ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions and payment of no redemption or account fees.

* Excludes expenses in excess of a 0.45% voluntary expense limitation in effect through 12/31/95 and a 0.40% voluntary expense limitation in effect through 12/31/99.


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Equity Index 500 Fund
--------------------------------------------------------------------------------
                                                              December 31, 1998

-----------------------
Statement of Net Assets                               Shares/Par          Value
--------------------------------------------------------------------------------
                                                                   In thousands

Common Stocks  99.3%

BASIC MATERIALS  0.5%

Aluminum  0.2%
Alcoa                                                     60,637    $     4,521
 ................................................................................
Alcan Aluminum                                            76,896          2,081
 ................................................................................
Reynolds Metals                                           22,959          1,210
 ................................................................................
                                                                          7,812
                                                                    ............
Iron and Steel 0.1%
Nucor                                                     29,198          1,263
 ................................................................................
USX-U.S. Steel                                            27,438            631
 ................................................................................
Worthington Industries                                    32,952            413
 ................................................................................
Bethlehem Steel *                                         41,247            345
 ................................................................................
                                                                          2,652
                                                                    ............
Miscellaneous Mining, Metals 0.0%
Phelps Dodge                                              19,230            978
 ................................................................................
Inco                                                      56,993            602
 ................................................................................
Cyprus Amax Minerals                                      27,081            271
 ................................................................................
ASARCO                                                    11,443            172
 ................................................................................
                                                                          2,023
                                                                    ............
Precious Metals 0.2%
Barrick Gold                                             127,194          2,480
 ................................................................................
Newmont Mining                                            54,527            985
 ................................................................................
Placer Dome                                               80,175            922
 ................................................................................
Homestake Mining                                          79,390            730
 ................................................................................
Freeport McMoRan Copper & Gold (Class B)                  55,005            574
 ................................................................................
Battle Mountain Gold                                      65,910            272
 ................................................................................
                                                                          5,963
                                                                    ............
Total Basic Materials                                                    18,450
                                                                    ............
BUSINESS SERVICES AND
TRANSPORTATION  2.2%

Advertising 0.2%
Interpublic Group                                         46,352          3,697
 ................................................................................
Omnicom                                                   54,904          3,184
 ................................................................................
                                                                          6,881
                                                                    ............

T. Rowe Price Equity Index 500 Fund
-------------------------------------------------------------------------------


                                                    Shares/Par          Value
-------------------------------------------------------------------------------
                                                                 In thousands

Air Transport  0.4%
FDX *                                                   48,133     $    4,284
 ...............................................................................
AMR *                                                   61,367          3,644
 ...............................................................................
Delta                                                   48,545          2,524
 ...............................................................................
Southwest Airlines                                     110,957          2,489
 ...............................................................................
USAir *                                                 32,517          1,691
 ...............................................................................
                                                                       14,632
                                                                   ............
Engineering Services 0.0%
EG&G                                                    15,537            432
 ...............................................................................
                                                                          432
                                                                   ............
Pollution Control 0.4%
Waste Management                                       191,917          8,948
 ...............................................................................
Browning-Ferris                                         57,897          1,647
 ...............................................................................
Laidlaw                                                107,435          1,081
 ...............................................................................
                                                                       11,676
                                                                   ............
Railroads 0.5%
Burlington Northern Santa Fe                           156,984          5,298
 ...............................................................................
Norfolk Southern                                       124,690          3,951
 ...............................................................................
Union Pacific                                           81,829          3,688
 ...............................................................................
CSX                                                     71,224          2,956
 ...............................................................................
                                                                       15,893
                                                                   ............
Services 0.7%
Cendant *                                              284,600          5,425
 ...............................................................................
Marsh & McLennan                                        86,445          5,052
 ...............................................................................
Service Corp. International                             85,524          3,255
 ...............................................................................
Paychex                                                 55,082          2,835
 ...............................................................................
Dun & Bradstreet                                        55,263          1,744
 ...............................................................................
Ceridian *                                              24,669          1,722
 ...............................................................................
Equifax                                                 48,680          1,664
 ...............................................................................
H&R Block                                               33,369          1,502
 ...............................................................................
Deluxe Corp.                                            25,584            936
 ...............................................................................
Ryder System                                            25,430            661
 ...............................................................................
                                                                       24,796
                                                                  .............
Total Business Services and Transportation                             74,310
                                                                  .............
CAPITAL EQUIPMENT 6.0%

Industrial Manufacturing 5.5%
GE                                                   1,090,346        111,283
 ...............................................................................

T. Rowe Price Equity Index 500 Fund
--------------------------------------------------------------------------------


                                                     Shares/Par          Value
--------------------------------------------------------------------------------
                                                                  In thousands


Tyco International                                      213,241   $     16,086
 ................................................................................
3M                                                      133,177          9,472
 ................................................................................
United Technologies                                      75,281          8,187
 ................................................................................
AlliedSignal                                            183,574          8,135
 ................................................................................
Illinois Tool Works                                      83,819          4,861
 ................................................................................
Textron                                                  54,331          4,126
 ................................................................................
Corning                                                  77,733          3,498
 ................................................................................
Dover                                                    74,472          2,728
 ................................................................................
Danaher                                                  43,477          2,361
 ................................................................................
TRW                                                      39,457          2,217
 ................................................................................
Cooper Industries                                        37,062          1,767
 ................................................................................
ITT Industries                                           39,889          1,586
 ................................................................................
Allegheny Teledyne                                       66,644          1,362
 ................................................................................
Parker Hannifin                                          35,075          1,149
 ................................................................................
Pall                                                     43,879          1,111
 ................................................................................
Stanley Works                                            28,534            792
 ................................................................................
FMC *                                                    10,940            613
 ................................................................................
Cummins Engine                                           15,024            533
 ................................................................................
National Service Industries                              12,871            489
 ................................................................................
Briggs & Stratton                                         8,227            410
 ................................................................................
Timken                                                   21,352            403
 ................................................................................
Aeroquip-Vickers                                          8,615            258
 ................................................................................
Milacron                                                 10,864            209
 ................................................................................
                                                                       183,636
                                                                  ..............
Producers Goods 0.5%
Caterpillar                                             118,849          5,467
 ................................................................................
Deere                                                    79,216          2,624
 ................................................................................
Ingersoll-Rand                                           54,411          2,554
 ................................................................................
Genuine Parts                                            60,240          2,014
 ................................................................................
Eaton                                                    24,680          1,745
 ................................................................................
W. W. Grainger                                           32,101          1,336
 ................................................................................
Crane                                                    23,895            721
 ................................................................................
Case                                                     23,284            508
 ................................................................................
McDermott International                                  18,307            452
 ................................................................................
Harnischfeger                                            12,907            132
 ................................................................................
                                                                        17,553
                                                                  ..............
Total Capital Equipment                                                201,189
                                                                  ..............

T. Rowe Price Equity Index 500 Fund
--------------------------------------------------------------------------------

                                                       Shares/Par          Value
--------------------------------------------------------------------------------
                                                                    In thousands
------------------------
CONSUMER CYCLICALS  1.9%
------------------------
Construction  0.3%

Masco                                                  114,082      $      3,280
 ................................................................................
Sherwin-Williams                                        56,336             1,655
 ................................................................................
Fluor                                                   26,764             1,139
 ................................................................................
Centex                                                  19,323               871
 ................................................................................
Armstrong World                                         13,488               813
 ................................................................................
Owens Corning                                           17,782               630
 ................................................................................
Kaufman & Broad                                         12,092               348
 ................................................................................
Foster Wheeler                                          16,356               216
 ................................................................................
                                                                           8,952
                                                                    ............

Consumer Durables 0.2%

Maytag                                                  30,865             1,921
 ................................................................................
Black & Decker                                          31,286             1,754
 ................................................................................
Whirlpool                                               25,684             1,422
 ................................................................................
                                                                           5,097
                                                                    ............

Motor Vehicles 1.3%

Ford Motor                                             400,355            23,496
 ................................................................................
GM                                                     216,651            15,504
 ................................................................................
Dana                                                    56,377             2,304
 ................................................................................
Johnson Controls                                        28,471             1,680
 ................................................................................
PACCAR                                                  26,536             1,088
 ................................................................................
Navistar*                                               23,482               669
 ................................................................................
Fleetwood                                               11,682               406
 ................................................................................
                                                                          45,147
                                                                    ............
Real Estate 0.0%

Pulte                                                   14,160               394
 ................................................................................
                                                                             394
                                                                    ............

Tire & Rubber 0.1%

Goodyear Tire & Rubber                                  51,999             2,623
 ................................................................................
Cooper Tire                                             23,655               483
 ................................................................................
                                                                           3,106
                                                                    ............
Total Consumer Cyclicals                                                  62,696
                                                                    ............

--------------------------
CONSUMER NONDURABLES 10.7%
--------------------------
Agriculture, Food 2.2%

Unilever N.V. ADR                                      211,298            17,524
 ................................................................................
Sara Lee                                               305,284             8,605
 ................................................................................

T. Rowe Price Equity Index 500 Fund
--------------------------------------------------------------------------------

                                                       Shares/Par          Value
--------------------------------------------------------------------------------
                                                                    In thousands


Campbell                                               149,411      $      8,218
 ................................................................................
Heinz                                                  120,259             6,810
 ................................................................................
ConAgra                                                164,032             5,167
 ................................................................................
Bestfoods                                               96,300             5,128
 ................................................................................
Kellogg                                                136,698             4,665
 ................................................................................
General Mills                                           50,410             3,919
 ................................................................................
Wrigley                                                 38,183             3,420
 ................................................................................
Archer Daniels Midland                                 197,475             3,394
 ................................................................................
RJR Nabisco                                            107,259             3,184
 ................................................................................
Hershey Foods                                           48,003             2,985
 ................................................................................
Pioneer Hi-Bred                                         79,256             2,140
 ................................................................................
                                                                          75,159
                                                                    ............

Beverages 2.5%

Coca-Cola                                              817,142            54,646
 ................................................................................
PepsiCo                                                485,519            19,876
 ................................................................................
Coca-Cola Enterprises                                  131,543             4,703
 ................................................................................
Quaker Oats                                             45,208             2,690
 ................................................................................
                                                                          81,915
                                                                    ............

Containers 0.3%

Tenneco                                                 55,593             1,894
 ................................................................................
Owens-Illinois*                                         52,604             1,611
 ................................................................................
Sealed Air*                                             27,461             1,402
 ................................................................................
Crown Cork & Seal                                       40,206             1,239
 ................................................................................
Temple-Inland                                           18,538             1,100
 ................................................................................
Bemis                                                   17,644               669
 ................................................................................
Ball                                                    10,808               494
 ................................................................................
                                                                           8,409
                                                                    ............

Cosmetics 1.3%

Procter & Gamble                                       439,049            40,090
 ................................................................................
Avon                                                    86,230             3,816
 ................................................................................
Alberto Culver (Class B)                                20,610               550
 ................................................................................
                                                                          44,456
                                                                    ............

Leisure, Luxury 0.5%

Carnival (Class A)                                     198,700             9,537
 ................................................................................
Mattel                                                  93,923             2,143
 ................................................................................
Hilton                                                  87,614             1,676
 ................................................................................
Hasbro                                                  42,159             1,523
 ................................................................................
Brunswick                                               31,185               772
 ................................................................................
                                                                          15,651
                                                                    ............

T. Rowe Price Equity Index 500 Fund
--------------------------------------------------------------------------------

                                                       Shares/Par          Value
--------------------------------------------------------------------------------
                                                                    In thousands

Liquor  0.6%

Anheuser-Busch                                           159,176    $     10,446
 ................................................................................
Seagram                                                  131,619           5,002
 ................................................................................
Fortune Brands                                            57,845           1,829
 ................................................................................
Brown-Forman (Class B)                                    23,227           1,758
 ................................................................................
Coors (Class B)                                           11,848             669
 ................................................................................
                                                                          19,704
                                                                    ............

Photographic, Optical 0.2%

Eastman Kodak                                            107,259           7,723
 ................................................................................
Polaroid                                                  13,067             244
 ................................................................................
                                                                           7,967
                                                                    ............

Soaps, Houseware 1.5%

Gillette                                                 368,911          17,823
 ................................................................................
Kimberly-Clark                                           180,765           9,852
 ................................................................................
Colgate-Palmolive                                         97,183           9,026
 ................................................................................
Clorox                                                    34,249           4,001
 ................................................................................
Ralston Purina                                           102,393           3,315
 ................................................................................
Newell                                                    53,141           2,192
 ................................................................................
Rubbermaid                                                50,086           1,574
 ................................................................................
International Flavors & Fragrances                        34,290           1,515
 ................................................................................
Ecolab                                                    41,260           1,493
 ................................................................................
Tupperware                                                19,179             315
 ................................................................................
NACCO Industries (Class A)                                 2,346             216
 ................................................................................
                                                                          51,322
                                                                    ............

Textiles and Apparel 0.2%

NIKE (Class B)                                            94,218           3,822
 ................................................................................
V. F                                                      39,268           1,840
 ................................................................................
Liz Claiborne                                             22,771             719
 ................................................................................
Fruit of the Loom (Class A)*                              20,776             287
 ................................................................................
Springs Industries                                         6,705             278
 ................................................................................
Russell                                                   12,573             255
 ................................................................................
Reebok*                                                   16,392             244
 ................................................................................
                                                                           7,445
                                                                    ............

Tobacco 1.4%

Philip Morris                                            810,246          43,348
 ................................................................................
UST                                                       63,249           2,206
 ................................................................................
                                                                          45,554
                                                                    ............
Total Consumer Nondurables                                               357,582
                                                                    ............

T. Rowe Price Equity Index 500 Fund
--------------------------------------------------------------------------------

                                                       Shares/Par          Value
--------------------------------------------------------------------------------
                                                                    In thousands

CONSUMER SERVICES  10.9%

Hotels, Restaurants  0.8%

McDonald's                                              222,576     $     17,055
 ................................................................................
Tricon Global Restaurants*                               50,320            2,522
 ................................................................................
Marriott (Class A)                                       84,692            2,456
 ................................................................................
Wendys                                                   43,314              945
 ................................................................................
Mirage Resorts*                                          56,370              842
 ................................................................................
Darden Restaurants                                       43,123              776
 ................................................................................
Harrah's Entertainment*                                  35,568              558
 ................................................................................
                                                                          25,154
                                                                    ............

Media 2.9%

Time Warner                                             408,412           25,347
 ................................................................................
Disney                                                  682,895           20,487
 ................................................................................
Tele-Communications (Class A)*                          178,724            9,891
 ................................................................................
US WEST Media*                                          202,432            9,514
 ................................................................................
Viacom (Class B)*                                       117,284            8,679
 ................................................................................
CBS                                                     233,065            7,633
 ................................................................................
Comcast (Class A Special)                               120,897            7,099
 ................................................................................
Clear Channel Communications*                            86,896            4,736
 ................................................................................
Tribune                                                  39,746            2,623
 ................................................................................
King World Productions*                                  25,036              737
 ................................................................................
                                                                          96,746
                                                                    ............

Publishing 0.6%

Gannett                                                  93,252            6,015
 ................................................................................
McGraw-Hill                                              32,441            3,305
 ................................................................................
New York Times (Class A)                                 63,118            2,190
 ................................................................................
R.R. Donnelley                                           45,208            1,981
 ................................................................................
Times Mirror (Class A)                                   29,107            1,630
 ................................................................................
Dow Jones                                                31,104            1,497
 ................................................................................
Knight-Ridder                                            27,444            1,403
 ................................................................................
American Greetings (Class A)                             24,362            1,000
 ................................................................................
Meredith                                                 17,005              644
 ................................................................................
Jostens                                                  12,151              318
 ................................................................................
Moore                                                    27,291              300
 ................................................................................
                                                                          20,283
                                                                    ............

Retail - Clothing 0.5%

The Gap                                                 191,973           10,798
 ................................................................................
TJX                                                     106,368            3,085
 ................................................................................

T. Rowe Price Equity Index 500 Fund
--------------------------------------------------------------------------------

                                                    Shares/Par             Value
--------------------------------------------------------------------------------
                                                                    In thousands

The Limited                                             76,541      $      2,229
 ................................................................................
Nordstrom                                               51,219             1,780
 ................................................................................
                                                                          17,892
                                                                    ............

Retail - Computer/Electronics 0.1%

Circuit City Stores                                     33,454             1,671
 ................................................................................
Tandy                                                   33,118             1,364
 ................................................................................
                                                                           3,035
                                                                    ............

Retail - Food 0.9%

Safeway*                                               161,835             9,862
 ................................................................................
Albertson's                                             80,946             5,155
 ................................................................................
Kroger*                                                 84,969             5,141
 ................................................................................
American Stores                                         92,333             3,411
 ................................................................................
Sysco                                                  111,381             3,056
 ................................................................................
Winn-Dixie                                              49,587             2,225
 ................................................................................
Supervalu                                               42,254             1,183
 ................................................................................
A & P                                                   11,898               352
 ................................................................................
                                                                          30,385
                                                                    ............

Retail - General Department 3.1%

Wal-Mart                                               746,838            60,821
 ................................................................................
Dayton Hudson                                          146,787             7,963
 ................................................................................
Sears                                                  128,161             5,447
 ................................................................................
Costco Companies*                                       71,274             5,156
 ................................................................................
May Department Stores                                   74,714             4,511
 ................................................................................
J.C. Penney                                             82,950             3,888
 ................................................................................
Kohl's*                                                 53,264             3,272
 ................................................................................
Fred Meyer*                                             51,650             3,112
 ................................................................................
Federated Department Stores*                            67,909             2,958
 ................................................................................
Kmart*                                                 162,252             2,485
 ................................................................................
Dollar General                                          61,709             1,458
 ................................................................................
Harcourt General                                        24,547             1,306
 ................................................................................
Dillards                                                35,774             1,015
 ................................................................................
Consolidated Stores*                                    37,557               758
 ................................................................................
                                                                         104,150
                                                                    ............

Retail - Other 2.0%

Home Depot                                             516,622            31,611
 ................................................................................
Walgreen                                               165,671             9,702
 ................................................................................
CVS                                                    129,013             7,096
 ................................................................................
Lowes                                                  116,979             5,988
 ................................................................................

T. Rowe Price Equity Index 500 Fund
--------------------------------------------------------------------------------

                                                       Shares/Par          Value
--------------------------------------------------------------------------------
                                                                    In thousands

Staples*                                               101,525      $      4,438
 ................................................................................
Rite Aid                                                 85,503            4,238
 ................................................................................
AutoZone*                                                50,897            1,676
 ................................................................................
Toys "R" Us*                                             89,947            1,518
 ................................................................................
Longs Drug Stores                                        13,465              505
 ................................................................................
Pep Boys                                                 18,741              294
 ................................................................................
                                                                          67,066
                                                                    ............
Total Consumer Services                                                  364,711
                                                                    ............

ENERGY 6.1%

Domestic Petroleum Reserves 0.5%

Atlantic Richfield                                      106,933            6,977
 ................................................................................
Phillips Petroleum                                       84,760            3,613
 ................................................................................
Burlington Resources                                     59,348            2,126
 ................................................................................
Anadarko Petroleum                                       38,582            1,191
 ................................................................................
Sonat                                                    35,172              952
 ................................................................................
Apache                                                   31,293              792
 ................................................................................
Union Pacific Resources                                  78,989              716
 ................................................................................
                                                                          16,367
                                                                    ............

Foreign Petroleum Reserves 0.0%

Kerr-McGee                                               15,289              585
 ................................................................................
                                                                             585
                                                                    ............

Gas Utilities 0.5%

Enron                                                   109,358            6,240
 ................................................................................
Williams Companies                                      141,412            4,410
 ................................................................................
Sempra Energy                                            79,850            2,026
 ................................................................................
Consolidated Natural Gas                                 32,382            1,749
 ................................................................................
Columbia Gas System                                      27,111            1,566
 ................................................................................
NICOR                                                    16,090              680
 ................................................................................
Peoples Energy                                           11,301              451
 ................................................................................
ONEOK                                                    11,266              407
 ................................................................................
Eastern Enterprises                                       6,798              297
 ................................................................................
                                                                          17,826
                                                                    ............

International Oil 3.3%

Exxon                                                   808,955           59,155
 ................................................................................
Mobil                                                   258,360           22,510
 ................................................................................
Chevron                                                 216,279           17,938
 ................................................................................

T. Rowe Price Equity Index 500 Fund
--------------------------------------------------------------------------------


                                                    Shares/Par             Value
--------------------------------------------------------------------------------
                                                                    In thousands


Texaco                                                 178,122     $       9,418
 ................................................................................
Unocal                                                  79,219             2,312
 ................................................................................
Oryx Energy *                                           37,095               498
 ................................................................................
                                                                         111,831
                                                                   .............
Oil Refining, Distribution 1.3%

Royal Dutch Petroleum ADR                              713,466            34,157
 ................................................................................
USX-Marathon                                           102,187             3,078
 ................................................................................
Coastal                                                 70,363             2,458
 ................................................................................
Amerada Hess                                            31,462             1,565
 ................................................................................
Ashland                                                 24,778             1,199
 ................................................................................
Sunoco                                                  29,772             1,074
 ................................................................................
                                                                          43,531
                                                                   .............
Oil Service 0.5%

Schlumberger                                           182,371             8,412
 ................................................................................
Halliburton                                            146,129             4,329
 ................................................................................
Baker Hughes                                           110,847             1,961
 ................................................................................
Rowan *                                                 31,206               312
 ................................................................................
Helmerich & Payne                                       15,553               301
 ................................................................................
                                                                          15,315
                                                                   .............
Total Energy                                                             205,455
                                                                   .............

FINANCIAL 15.5%

Bank & Trust  7.1%

BankAmerica                                            572,138            34,400
 ................................................................................
Wells Fargo                                            536,691            21,434
 ................................................................................
Bank One                                               385,928            19,706
 ................................................................................
First Union                                            326,311            19,844
 ................................................................................
Chase Manhattan                                        280,809            19,113
 ................................................................................
Bank of New York                                       252,808            10,175
 ................................................................................
U.S. Bancorp                                           242,484             8,608
 ................................................................................
Fleet Financial Group                                  188,838             8,439
 ................................................................................
SunTrust                                               105,552             8,075
 ................................................................................
National City                                          109,192             7,916
 ................................................................................
Firstar                                                 76,300             7,115
 ................................................................................
Fifth Third Bancorp                                     89,410             6,379
 ................................................................................
J. P. Morgan                                            58,008             6,094
 ................................................................................
Mellon Bank                                             87,281             6,001
 ................................................................................


12
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--------------------------------------------------------------------------------


                                                      Shares/Par          Value
--------------------------------------------------------------------------------
                                                                   In thousands


Wachovia                                                  67,470   $       5,899
 ................................................................................
PNC Bank                                                  99,714           5,397
 ................................................................................
KeyCorp                                                  149,399           4,781
 ................................................................................
BB&T                                                      97,089           3,914
 ................................................................................
BankBoston                                                98,202           3,824
 ................................................................................
State Street                                              54,020           3,758
 ................................................................................
Comerica                                                  50,813           3,465
 ................................................................................
Northern Trust                                            36,483           3,184
 ................................................................................
Regions Financial                                         74,464           3,004
 ................................................................................
Bankers Trust New York                                    31,611           2,701
 ................................................................................
Summit Bancorp                                            57,686           2,520
 ................................................................................
Mercantile Bancorporation                                 52,242           2,410
 ................................................................................
Synovus Financial                                         88,255           2,151
 ................................................................................
Huntington Bancshares                                     70,859           2,137
 ................................................................................
Union Planters                                            44,954           2,037
 ................................................................................
Republic New York                                         36,351           1,656
 ................................................................................
                                                                         236,137
                                                                   .............
Life Insurance 1.0%

American General                                          83,276           6,495
 ................................................................................
Sunamerica                                                72,791           5,905
 ................................................................................
CIGNA                                                     69,853           5,400
 ................................................................................
Aetna                                                     48,274           3,796
 ................................................................................
Conseco                                                  102,857           3,144
 ................................................................................
Lincoln National                                          34,102           2,790
 ................................................................................
Jefferson Pilot                                           34,890           2,617
 ................................................................................
Transamerica                                              21,254           2,455
 ................................................................................
Torchmark                                                 47,440           1,675
 ................................................................................
                                                                          34,277
                                                                   .............
Miscellaneous Finance 3.6%

Citigroup                                                753,145          37,281
 ................................................................................
American Express                                         149,543          15,291
 ................................................................................
Morgan Stanley Dean Witter                               191,725          13,613
 ................................................................................
Associates First Capital (Class A)                       240,450          10,189
 ................................................................................
Merrill Lynch                                            117,976           7,875
 ................................................................................
Charles Schwab                                           132,117           7,423
 ................................................................................
Household International                                  159,573           6,323
 ................................................................................
MBNA                                                     250,636           6,250
 ................................................................................
Providian Financial                                       46,669           3,500
 ................................................................................


13
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T. Rowe Price Equity Index 500 Fund
--------------------------------------------------------------------------------


                                                     Shares/Par            Value
--------------------------------------------------------------------------------
                                                                    In thousands

SLM Holding                                              55,398    $       2,659
 ................................................................................
Franklin Resources                                       82,503            2,640
 ................................................................................
Capital One Financial                                    22,036            2,534
 ................................................................................
Lehman Brothers                                          39,465            1,739
 ................................................................................
Bear Stearns                                             37,806            1,413
 ................................................................................
                                                                         118,730
                                                                   .............
Mortgage Financing 1.2%

Fannie Mae                                              341,903           25,301
 ................................................................................
Freddie Mac                                             225,491           14,530
 ................................................................................
Countrywide Credit                                       37,438            1,879
 ................................................................................
                                                                          41,710
                                                                   .............
Other Insurance 2.3%

American International Group                            349,450           33,766
 ................................................................................
Allstate                                                274,546           10,604
 ................................................................................
Hartford Financial Services Group                        78,457            4,305
 ................................................................................
Progressive                                              24,094            4,081
 ................................................................................
Loews                                                    37,810            3,715
 ................................................................................
Chubb                                                    53,897            3,496
 ................................................................................
Aon                                                      57,158            3,165
 ................................................................................
St. Paul Companies                                       77,616            2,697
 ................................................................................
UNUM                                                     44,880            2,620
 ................................................................................
MBIA                                                     32,971            2,162
 ................................................................................
SAFECO                                                   47,074            2,023
 ................................................................................
Cincinnati Financial                                     55,158            2,022
 ................................................................................
Provident                                                44,882            1,863
 ................................................................................
MGIC Investment                                          38,209            1,521
 ................................................................................
                                                                          78,040
                                                                   .............
Thrift Institutions 0.3%

Washington Mutual                                       194,528            7,428
 ................................................................................
Golden West Financial                                    18,821            1,726
 ................................................................................
                                                                           9,154
                                                                   .............
Total Financial                                                          518,048
                                                                   .............
HEALTH CARE 12.4%

Drugs, Medicine 10.8%

Merck                                                   396,352           58,536
 ................................................................................
Pfizer                                                  431,881           54,174
 ................................................................................


14
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T. Rowe Price Equity Index 500 Fund
--------------------------------------------------------------------------------


                                                   Shares/Par              Value
--------------------------------------------------------------------------------
                                                                    In thousands

Bristol-Myers Squibb                                  329,804      $      44,132
 ................................................................................
Johnson & Johnson                                     447,442             37,529
 ................................................................................
Eli Lilly                                             366,200             32,546
 ................................................................................
Schering-Plough                                       486,830             26,897
 ................................................................................
American Home Products                                438,897             24,715
 ................................................................................
Abbott Laboratories                                   504,190             24,705
 ................................................................................
Warner-Lambert                                        273,075             20,532
 ................................................................................
Monsanto                                              207,842              9,873
 ................................................................................
Pharmacia & Upjohn                                    169,322              9,588
 ................................................................................
Amgen *                                                84,192              8,798
 ................................................................................
Cardinal Health                                        66,950              5,080
 ................................................................................
ALZA *                                                 29,431              1,538
 ................................................................................
Allergan                                               21,836              1,414
 ................................................................................
Mallinkrodt                                            25,121                774
 ................................................................................
                                                                         360,831
                                                                   .............
Health Care (Non-drug) 1.0%

Medtronic                                             162,260             12,048
 ................................................................................
Baxter International                                   95,522              6,143
 ................................................................................
Guidant                                                50,670              5,586
 ................................................................................
Becton, Dickinson                                      81,490              3,479
 ................................................................................
Boston Scientific *                                   126,905              3,403
 ................................................................................
Biomet                                                 36,204              1,456
 ................................................................................
Bausch & Lomb                                          18,365              1,102
 ................................................................................
C. R. Bard                                             18,341                908
 ................................................................................
St. Jude Medical *                                     29,076                805
 ................................................................................
                                                                          34,930
                                                                   .............
HMO/Hospital Management 0.6%

Columbia/HCA Healthcare                               210,907              5,220
 ................................................................................
IMS Health                                             54,913              4,142
 ................................................................................
United HealthCare                                      62,998              2,713
 ................................................................................
Tenet Healthcare *                                    101,519              2,665
 ................................................................................
HealthSouth *                                         140,617              2,171
 ................................................................................
HCR Manor Care *                                       38,474              1,130
 ................................................................................
Humana *                                               54,936                979
 ................................................................................
                                                                          19,020
                                                                   .............
Total Health Care                                                        414,780
                                                                   .............

T. Rowe Price Equity Index 500 Fund
--------------------------------------------------------------------------------


                                                    Shares/Par             Value
--------------------------------------------------------------------------------
                                                                    In thousands

PROCESS INDUSTRIES  2.1%

Chemicals  1.5%

DuPont                                                 375,361     $      19,918
 ................................................................................
Dow Chemical                                            74,404             6,766
 ................................................................................
PPG Industries                                          59,886             3,488
 ................................................................................
Air Products and Chemicals                              75,702             3,028
 ................................................................................
Occidental Petroleum                                   115,299             1,946
 ................................................................................
Praxair                                                 53,302             1,879
 ................................................................................
Union Carbide                                           43,563             1,852
 ................................................................................
Rohm & Haas                                             60,087             1,810
 ................................................................................
Avery Dennison                                          38,722             1,745
 ................................................................................
Eastman Chemical                                        27,757             1,242
 ................................................................................
Morton International                                    41,731             1,022
 ................................................................................
Sigma Aldrich                                           32,857               963
 ................................................................................
Hercules                                                34,038               932
 ................................................................................
Engelhard                                               46,981               916
 ................................................................................
Great Lakes Chemical                                    19,627               785
 ................................................................................
Nalco Chemical                                          22,687               703
 ................................................................................
W. R. Grace                                             25,280               397
 ................................................................................
                                                                          49,392
                                                                   .............
Forest Products 0.0%

Louisiana Pacific                                       36,049               660
 ................................................................................
                                                                             660
                                                                   .............
Paper 0.6%

International Paper                                    101,901             4,566
 ................................................................................
Weyerhaeuser                                            65,100             3,308
 ................................................................................
Fort James                                              72,094             2,884
 ................................................................................
Georgia-Pacific                                         30,242             1,771
 ................................................................................
Union Camp                                              22,221             1,500
 ................................................................................
Champion International                                  31,808             1,288
 ................................................................................
Willamette Industries                                   36,671             1,229
 ................................................................................
Mead                                                    34,162             1,001
 ................................................................................
Westvaco                                                33,982               911
 ................................................................................
Boise Cascade                                           19,636               609
 ................................................................................
Potlatch                                                 8,847               326
 ................................................................................
                                                                          19,393
                                                                   .............
Total Process Industries                                                  69,445
                                                                   .............

T. Rowe Price Equity Index 500 Fund
--------------------------------------------------------------------------------


                                                    Shares/Par             Value
--------------------------------------------------------------------------------
                                                                    In thousands

TECHNOLOGY  20.3%

Aerospace 0.6%

Boeing                                                 332,677     $      10,854
 ................................................................................
Lockheed Martin                                         65,009             5,510
 ................................................................................
General Dynamics                                        43,141             2,529
 ................................................................................
B. F. Goodrich                                          24,627               883
 ................................................................................
                                                                          19,776
                                                                   .............
Analytical Equipment 0.7%

Emerson Electric                                       145,537             8,805
 ................................................................................
Raytheon (Class B)                                      98,683             5,255
 ................................................................................
Honeywell                                               42,543             3,204
 ................................................................................
Northrop Gruman                                         23,175             1,695
 ................................................................................
Perkin-Elmer                                            16,049             1,566
 ................................................................................
KLA-Tencor *                                            28,299             1,228
 ................................................................................
Thermo Electron *                                       54,139               917
 ................................................................................
Snap-On                                                 20,086               699
 ................................................................................
Tektronix                                               17,875               537
 ................................................................................
Raytheon (Class A)                                      10,200               527
 ................................................................................
Millipore                                               15,575               443
 ................................................................................
                                                                          24,876
                                                                   .............
Business Machines 5.1%

IBM                                                    310,607            57,384
 ................................................................................
Dell Computer *                                        420,997            30,825
 ................................................................................
COMPAQ Computer                                        566,121            23,742
 ................................................................................
Hewlett-Packard                                        343,805            23,486
 ................................................................................
Xerox                                                  109,016            12,864
 ................................................................................
Sun Microsystems *                                     126,796            10,849
 ................................................................................
Pitney Bowes                                            89,543             5,915
 ................................................................................
Gateway 2000 *                                          52,556             2,690
 ................................................................................
Apple Computer *                                        43,350             1,776
 ................................................................................
Silicon Graphics *                                      59,236               763
 ................................................................................
Ikon Office Solutions                                   41,674               357
 ................................................................................
Data General *                                          15,015               247
 ................................................................................
                                                                         170,898
                                                                   .............
Communications Equipment 2.4%

Lucent Technologies                                    437,614            48,138
 ................................................................................
Motorola                                               198,129            12,098
 ................................................................................
Northern Telecom                                       215,799            10,817
 ................................................................................

T. Rowe Price Equity Index 500 Fund
--------------------------------------------------------------------------------


                                                      Shares/Par           Value
--------------------------------------------------------------------------------
                                                                    In thousands

Tellabs *                                                 65,650   $       4,501
 ................................................................................
General Instrument *                                      54,841           1,861
 ................................................................................
Harris                                                    25,944             950
 ................................................................................
Scientific-Atlanta                                        24,252             553
 ................................................................................
                                                                          78,918
                                                                   .............
Computer Communications 1.8%

Cisco Systems *                                          522,591          48,519
 ................................................................................
3Com *                                                   118,857           5,330
 ................................................................................
Ascend Communications *                                   72,470           4,767
 ................................................................................
Cabletron Systems *                                       51,283             430
 ................................................................................
                                                                          59,046
                                                                   .............
Computer Peripherals 0.5%

EMC*                                                     165,522          14,070
 ................................................................................
Seagate Technology *                                      79,580           2,407
 ................................................................................
                                                                          16,477
                                                                   .............
Computer Services 1.7%

America Online                                           151,200          24,153
 ................................................................................
Electronic Data Systems                                  163,556           8,219
 ................................................................................
Automatic Data Processing                                 99,669           7,992
 ................................................................................
First Data                                               144,968           4,594
 ................................................................................
HBO                                                      151,578           4,353
 ................................................................................
Computer Sciences                                         51,771           3,336
 ................................................................................
Unisys *                                                  85,780           2,954
 ................................................................................
Shared Medical Systems                                     9,316             465
 ................................................................................
                                                                          56,066
                                                                   .............
Computer Software 4.5%

Microsoft *                                              829,758         114,947
 ................................................................................
Oracle *                                                 318,918          13,763
 ................................................................................
Computer Associates                                      184,176           7,851
 ................................................................................
Compuware *                                               61,000           4,764
 ................................................................................
BMC Software *                                            71,136           3,172
 ................................................................................
Novell *                                                 115,829           2,103
 ................................................................................
PeopleSoft *                                              79,922           1,511
 ................................................................................
Parametric Technology *                                   92,647           1,506
 ................................................................................
Adobe Systems                                             22,746           1,065
 ................................................................................
Autodesk                                                  16,303             695
 ................................................................................
                                                                         151,377
                                                                   .............
Electronic Manufacturing Equipment 0.1%

Applied Materials *                                      121,442           5,188
 ................................................................................
                                                                           5,188
                                                                   .............

T. Rowe Price Equity Index 500 Fund
--------------------------------------------------------------------------------


                                                    Shares/Par             Value
--------------------------------------------------------------------------------
                                                                    In thousands

Electronics  2.9%

Intel                                                  552,921     $      65,538
 ................................................................................
Texas Instruments                                      129,573            11,087
 ................................................................................
AMP                                                     71,241             3,709
 ................................................................................
Solectron *                                             39,000             3,625
 ................................................................................
Micron Technology *                                     71,026             3,591
 ................................................................................
Rockwell International                                  63,564             3,087
 ................................................................................
Advanced Micro Devices *                                48,695             1,409
 ................................................................................
Raychem                                                 28,025               905
 ................................................................................
LSI Logic *                                             48,689               785
 ................................................................................
Thomas & Betts                                          17,795               771
 ................................................................................
National Semiconductor *                                53,237               719
 ................................................................................
Andrew *                                                26,654               441
 ................................................................................
                                                                          95,667
                                                                   .............
Total Technology                                                         678,289
                                                                   .............
UTILITIES 10.7%

Electric Utilities   2.4%

Duke Energy                                            119,711             7,669
 ................................................................................
Southern Company                                       230,712             6,705
 ................................................................................
Texas Utilities                                         94,985             4,435
 ................................................................................
Consolidated Edison                                     77,494             4,097
 ................................................................................
PG&E                                                   126,842             3,995
 ................................................................................
FPL Group                                               59,511             3,667
 ................................................................................
Edison International                                   119,749             3,338
 ................................................................................
Houston Industries                                      96,460             3,099
 ................................................................................
PECO Energy                                             74,214             3,089
 ................................................................................
Public Service Enterprise                               76,643             3,066
 ................................................................................
Dominion Resources                                      64,573             3,019
 ................................................................................
American Electric Power                                 63,219             2,975
 ................................................................................
AES *                                                   59,128             2,801
 ................................................................................
Unicom                                                  70,709             2,727
 ................................................................................
FirstEnergy                                             78,361             2,552
 ................................................................................
Entergy                                                 80,509             2,506
 ................................................................................
Carolina Power & Light                                  50,775             2,390
 ................................................................................
PacifiCorp                                              97,653             2,057
 ................................................................................
DTE Energy                                              47,387             2,032
 ................................................................................
Ameren                                                  44,978             1,920
 ................................................................................
Central and South West                                  69,294             1,901
 ................................................................................

T. Rowe Price Equity Index 500 Fund
--------------------------------------------------------------------------------

                                                    Shares/Par             Value
--------------------------------------------------------------------------------
                                                                    In thousands

New Century Energies                                    38,398      $      1,872
 ................................................................................
CINergy                                                 54,205             1,863
 ................................................................................
GPU                                                     41,325             1,826
 ................................................................................
BGE                                                     49,329             1,523
 ................................................................................
Northern States Power                                   51,672             1,434
 ................................................................................
PP&L Resources                                          50,986             1,421
 ................................................................................
Niagara Mohawk *                                        60,485               975
 ................................................................................
                                                                          80,954
                                                                    ............

Telephone, Telegraph 8.3%

AT&T                                                   601,026            45,227
 ................................................................................
MCI WorldCom *                                         610,046            43,790
 ................................................................................
SBC Communications                                     648,334            34,767
 ................................................................................
BellSouth                                              650,958            32,467
 ................................................................................
Bell Atlantic                                          516,733            27,387
 ................................................................................
Ameritech                                              366,111            23,202
 ................................................................................
GTE                                                    319,485            20,766
 ................................................................................
AirTouch Communications *                              190,346            13,729
 ................................................................................
Sprint *                                               143,709            12,089
 ................................................................................
U S West                                               167,513            10,825
 ................................................................................
ALLTEL                                                  91,178             5,454
 ................................................................................
Sprint *                                               135,186             3,126
 ................................................................................
Nextel Communications *                                 96,319             2,279
 ................................................................................
Frontier                                                56,756             1,930
 ................................................................................
                                                                         277,038
                                                                    ............
Total Utilities                                                          357,992
                                                                    ............
Total Common Stocks (Cost $ 2,244,428)                                 3,322,948
                                                                    ............

Short-Term Investments 1.5%

U.S. Government Obligations 0.1%

U.S. Treasury Bills, 3.86 - 4.61%, 1/7 - 10/14/99  $ 3,500,000             3,443
 ................................................................................
                                                                           3,443
                                                                    ............

Money Market Funds 1.4%

Reserve Investment Fund, 5.42% #                    46,937,578            46,938
 ................................................................................
                                                                          46,938
                                                                    ............

Total Short-Term Investments (Cost $50,381)                               50,381
                                                                    ............

T. Rowe Price Equity Index 500 Fund
--------------------------------------------------------------------------------

                                                                           Value
--------------------------------------------------------------------------------
                                                                    In thousands

Total Investments in Securities
100.8% of Net Assets (Cost $2,294,809)                              $ 3,373,329

Futures Contracts
In thousands
                                            Contract    Unrealized
                             Expiration     Value       Gain (Loss)
                             ..........     .........   ...........
Long, 116 Standard & Poor's
500 Stock Index contracts,
$3,500,000 of U.S. Treasury
Bills pledged as initial
margin                          3/99        $36,120     $    2,581

Net payments (receipts) of
variation margin to date                                    (2,483)
                                                        ...........
Variation margin receivable
(payable) on open futures
contracts                                                                    98

Other Assets Less Liabilities                                           (25,934)
                                                                    ............

NET ASSETS                                                          $ 3,347,493
                                                                    ------------
Net Assets Consist of:

Accumulated net investment income - net of distributions            $      (362)

Accumulated net realized gain/loss - net of distributions                12,076

Net unrealized gain (loss)                                            1,081,101

Paid-in-capital applicable to 100,277,136 shares of $0.01 par value capital stock outstanding; 1,000,000,000 shares of the
corporation authorized                                                2,254,678
                                                                    ............

NET ASSETS                                                          $ 3,347,493
                                                                    ------------

NET ASSET VALUE PER SHARE                                           $     33.38
                                                                    ------------


  #  Seven-day yield
  *  Non-income producing
ADR  American Depository Receipt

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Equity Index 500 Fund
--------------------------------------------------------------------------------

Statement of Operations
--------------------------------------------------------------------------------
In thousands


                                                                          Year
                                                                         Ended
                                                                      12/31/98
-----------------
Investment Income
-----------------
Income
        Dividend                                                      $ 37,463
        Interest                                                         2,763
                                                                      ........
        Total income                                                    40,226
                                                                      ........
Expenses
        Shareholder servicing                                            4,885
        Investment management                                            4,169
        Registration                                                       362
        Prospectus and shareholder reports                                 249
        Custody and accounting                                             202
        Legal and audit                                                     21
        Directors                                                           13
        Miscellaneous                                                      362
                                                                      ........
        Total expenses                                                  10,263
                                                                      ........
Net investment income                                                   29,963
                                                                      ........
-----------------------------------
Realized and Unrealized Gain (Loss)
-----------------------------------
Net realized gain (loss)
        Securities                                                      58,145
        Futures                                                          5,383
                                                                      ........
        Net realized gain (loss)                                        63,528
                                                                      ........
Change in net unrealized gain or loss
        Securities                                                     545,830
        Futures                                                          2,501
                                                                      ........
        Change in net unrealized gain or loss                          548,331
                                                                      ........
Net realized and unrealized gain (loss)                                611,859
                                                                      ........
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                                $641,822
                                                                      --------


The accompanying notes are an integral part of these financial statements.

22
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T. Rowe Price Equity Index 500 Fund
--------------------------------------------------------------------------------


-------------------------------------
Statement of Changes in Net Assets
--------------------------------------------------------------------------------
In thousands

                                                           Year
                                                          Ended
                                                       12/31/98       12/31/97
Increase (Decrease) in Net Assets
Operations
        Net investment income                       $    29,963    $    20,941
        Net realized gain (loss)                         63,528         13,440
        Change in net unrealized gain or loss           548,331        328,370
                                                    ..........................
        Increase (decrease) in net assets
          from operations                               641,822        362,751
                                                    ..........................
Distributions to shareholders
        Net investment income                           (30,728)       (20,538)
        Net realized gain                                (8,434)       (15,557)
                                                    ..........................
        Decrease in net assets from
          distributions                                 (39,162)       (36,095)
                                                    ..........................
Capital share transactions *
        Shares sold                                   1,652,651      1,089,014
        Distributions reinvested                         38,253         35,129
        Shares redeemed                                (854,675)      (350,274)
        Redemption fees received                            283            141
                                                    ..........................
        Increase (decrease) in net assets
          from capita share transactions                836,512        774,010
                                                    ..........................
Net Assets
Increase (decrease) during period                     1,439,172      1,100,666
Beginning of period                                   1,908,321        807,655
                                                    ..........................

End of period                                       $ 3,347,493    $ 1,908,321
                                                    --------------------------
* Share information
        Shares sold                                      55,811         45,621
        Distributions reinvested                          1,237          1,426
        Shares redeemed                                 (29,114)       (14,418)
                                                    ..........................
        Increase (decrease) in shares outstanding        27,934         32,629


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Equity Index 500 Fund
--------------------------------------------------------------------------------
                                                             December 31, 1998


Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Equity Market Index Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940. The Equity Index 500 Fund (the fund), a diversified, open-end management investment company, is one of the portfolios established by the corporation and commenced operations on March 30, 1990.

The accompanying financial statements are prepared in accordance with generally accepted accounting principles for the investment company industry; these principles may require the use of estimates by fund management.

Valuation Equity securities listed or regularly traded on a securities exchange are valued at the last quoted sales price on the day the valuations are made. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day and securities regularly traded in the over-the-counter market are valued at the mean of the latest bid and asked prices. Other equity securities are valued at a price within the limits of the latest bid and asked prices deemed by the Board of Directors, or by persons delegated by the Board, best to reflect fair value.

Short-term debt securities are valued at amortized cost which, when combined with accrued interest, approximates fair value.

Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

Premiums and Discounts Premiums and discounts on debt securities are amortized for both financial reporting and tax purposes.

Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to

T. Rowe Price Equity Index 500 Fund
--------------------------------------------------------------------------------

shareholders are recorded by the fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from those determined in accordance with generally accepted accounting principles. Payments ("variation margin") made or received by the fund to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unrealized gains and losses on futures contracts are included in change in net unrealized gain or loss in the accompanying financial statements.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Futures Contracts At December 31, 1998, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

Securities Lending The fund lends its securities to approved brokers to earn additional income and receives cash and U.S. government securities as collateral against the loans. Cash collateral received is invested in a money market pooled account by the fund's lending agent. Collateral is maintained over the life of the loan in an amount not less than 100% of the value of loaned securities. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return them. At December 31, 1998, the value of loaned securities was $80,687,000; aggregate collateral consisted of $83,424,000 in the securities lending collateral pool.

Other Purchases and sales of portfolio securities, other than short-term and U.S. Government securities, aggregated $964,815,000 and $118,061,000, respectively, for the year ended December 31, 1998.

T. Rowe Price Equity Index 500 Fund
--------------------------------------------------------------------------------

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income.

In order for the fund's capital accounts and distributions to shareholders to reflect the tax character of certain transactions, the following reclassifications were made during the year ended December 31, 1998. The results of operations and net assets were not affected by the increases/(decreases) to these accounts.

--------------------------------------------------------------------------------

Undistributed net realized gain                                $    (44,925,000)
Paid-in-capital                                                      44,925,000


At December 31, 1998, the cost of investments for federal income tax purposes was substantially the same as for financial reporting and totaled
$2,294,809,000. Net unrealized gain aggregated $1,078,520,000 at period-end, of which $1,134,459,000 related to appreciated investments and $55,939,000 to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The investment management agreement between the fund and T. Rowe Price Associates, Inc. (the manager) provides for an annual investment management fee, of which $319,000 was payable at December 31, 1998. The fee is computed daily and paid monthly, and is equal to 0.20% of the fund's average daily net assets.

Under the terms of the investment management agreement, the manager is required to bear any expenses through December 31, 1999, which would cause the fund's ratio of expenses to average net assets to exceed 0.40%. Thereafter, through December 31, 2001, the fund is required to reimburse the manager for these expenses, provided that average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing the fund's ratio of expenses to average net assets to exceed 0.40%. Pursuant to this agreement, $955,000 of management fees were not accrued by the fund for the year ended December 31, 1998. Additionally, $653,000 of unaccrued management fees

T. Rowe Price Equity Index 500 Fund
--------------------------------------------------------------------------------


related to a previous expense limitation are subject to reimbursement through December 31, 1999.

In addition, the fund has entered into agreements with the manager and two wholly owned subsidiaries of the manager, pursuant to which the fund receives certain other services. The manager computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. is the fund's transfer and dividend disbursing agent and provides shareholder and administrative services to the fund. T. Rowe Price Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. The fund incurred expenses pursuant to these related party agreements totaling approximately $4,397,000 for the year ended December 31, 1998, of which $436,000 was payable at period-end.

The fund may invest in the Reserve Investment Fund and Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. The Reserve Funds are offered as cash management options only to mutual funds and other accounts managed by T. Rowe Price and its affiliates and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the year ended December 31, 1998, totaled $2,322,000 and are reflected as interest income in the accompanying Statement of Operations.

T. Rowe Price Equity Index 500 Fund
--------------------------------------------------------------------------------


Report of Independent Accountants
--------------------------------------------------------------------------------

To the Board of Directors of T. Rowe Price Equity Market Index Funds, Inc. and Shareholders of T. Rowe Price Equity Index 500 Fund

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of
T. Rowe Price Equity Index 500 Fund (one of the portfolios comprising T. Rowe Price Equity Market Index Funds, Inc., hereafter referred to as the "Fund") at December 31, 1998, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998, by correspondence with custodians, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
Baltimore, Maryland
January 21, 1999

T. Rowe Price Equity Index 500 Fund
--------------------------------------------------------------------------------

Tax Information (Unaudited) for the Tax Year Ended 12/31/98
--------------------------------------------------------------------------------

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

The fund's distributions to shareholders included:

 .    $1,957,000 from short-term capital gains,

 .    $6,477,000 from long-term capital gains, subject to the 20% rate gains category.

For corporate shareholders, $34,841,000 of the fund's distributed income and short-term capital gains qualified for the dividends-received deduction.

T. Rowe Price Shareholder Services
--------------------------------------------------------------------------------

Investment Services And Information

KNOWLEDGEABLE SERVICE REPRESENTATIVES

By Phone 1-800-225-5132  Available Monday through Friday from
8 a.m. to 10 p.m. ET and weekends from 8:30 a.m. to 5 p.m. ET.

In Person  Available in T. Rowe Price Investor Centers.


ACCOUNT SERVICES

Checking  Available on most fixed income funds ($500 minimum).

Automatic Investing  From your bank account or paycheck.

Automatic Withdrawal  Scheduled, automatic redemptions.

Distribution Options  Reinvest all, some, or none of your distributions.

Automated 24-Hour Services Including Tele*Access(R) and the T. Rowe Price Web site on the Internet. Address: www.troweprice.com


BROKERAGE SERVICES*

Individual Investments Stocks, bonds, options, precious metals, and other securities at a savings over full-service commission rates.


INVESTMENT INFORMATION

Combined Statement Overview of all your accounts with T. Rowe Price.

Shareholder Reports Fund managers' reviews of their strategies and results.

T. Rowe Price Report Quarterly investment newsletter discussing markets and financial strategies.

Performance Update Quarterly review of all T. Rowe Price fund results.

Insights Educational reports on investment strategies and financial markets.

Investment Guides Asset Mix Worksheet, College Planning Kit, Diversifying
Overseas: A Guide to International Investing, Personal Strategy Planner, Retirees Financial Guide, and Retirement Planning Kit.

* T. Rowe Price Brokerage is a division of T. Rowe Price Investment Services, Inc., Member NASD/SIPC.

T. Rowe Price Mutual Funds
--------------------------------------------------------------------------------

STOCK FUNDS                            BOND FUNDS
 ....................................   ......................................   ...............................
Domestic                               Domestic Taxable                         International/Global

Blue Chip Growth                       Corporate Income                         Emerging Markets Bond
Capital Appreciation                   GNMA                                     Global Bond++
Capital Opportunity                    High Yield                               International Bond
Diversified Small-Cap Growth           New Income
Dividend Growth                        Short-Term Bond                          MONEY MARKET FUNDS+++
Equity Income                          Short-Term U.S. Government               ...............................
Equity Index 500*                      Spectrum Income                          Taxable
Extended Equity Market Index           Summit GNMA                              Prime Reserve
Financial Services                     Summit Limited-Term Bond                 Summit Cash Reserves
Growth & Income                        U.S. Treasury Intermediate               U.S. Treasury Money
Growth Stock                           U.S. Treasury Long-Term
Health Sciences                                                                 Tax-Free
Media & Telecommunications             Domestic Tax-Free
Mid-Cap Growth                                                                  California Tax-Free Money
Mid-Cap Value                          California Tax-Free Bond                 New York Tax-Free Money
New America Growth                     Florida Intermediate Tax-Free***         Summit Municipal
New Era                                Georgia Tax-Free Bond                    Money Market
New Horizons**                         Maryland Short-Term
Real Estate                            Tax-Free Bond                            Tax-Exempt Money
Science & Technology                   Maryland Tax-Free Bond
Small-Cap Stock                        New Jersey Tax-Free Bond                 BLENDED ASSET FUNDS
Small-Cap Value                        New York Tax-Free Bond                   ...............................
Spectrum Growth                        Summit Municipal Income                  Balanced
Total Equity Market Index              Summit Municipal Intermediate            Personal Strategy Balanced
Value                                  Tax-Free High Yield                      Personal Strategy Growth
                                       Tax-Free Income                          Personal Strategy Income
International/Global                   Tax-Free Intermediate Bond+              Tax-Efficient Balanced
                                       Tax-Free Short-Intermediate
Emerging Markets Stock                 Virginia Short-Term                      T. ROWE PRICE NO-LOAD
European Stock                         Tax-Free Bond                            VARIABLE ANNUITY
Global Stock                           Virginia Tax-Free Bond                   ...............................
International Discovery                                                         Equity Income Portfolio
International Growth & Income                                                   International Stock Portfolio
International Stock                                                             Limited-Term Bond Portfolio
Japan                                                                           Mid-Cap Growth Portfolio
Latin America                                                                   New America Growth Portfolio
New Asia                                                                        Personal Strategy Balanced Portfolio
Spectrum International                                                          Prime Reserve Portfolio


  *  Formerly named Equity Index.
 **  Closed to new investors.
***  Formerly named Florida Insured Intermediate Tax-Free.
  +  Formerly named Tax-Free Insured Intermediate Bond.
 ++  Formerly named Global Government Bond.
+++ Neither the funds nor their share prices are insured or guaranteed by the U.S. government.

Please call for a prospectus. Read it carefully before investing.

The T. Rowe Price No-Load Variable Annuity [#V6021] is issued by Security Benefit Life Insurance Company. In New York, it [#FSB201(11-96)] is issued by First Security Benefit Life Insurance Company of New York, White Plains, NY. T. Rowe Price refers to the underlying portfolios' investment managers and the distributors, T. Rowe Price Investment Services, Inc.; T. Rowe Price Insurance Agency, Inc.; and T. Rowe Price Insurance Agency of Texas, Inc. The Security Benefit Group of Companies and the T. Rowe Price companies are not affiliated. The variable annuity may not be available in all states. The contract has limitations. Call a representative for costs and complete details of the coverage.

For yield, price, last transaction,              Investor Centers:
current balance, or to conduct                   101 East Lombard St.
transactions, 24 hours, 7 days                   Baltimore, MD 21202
a week, call Tele*Access(R):
1-800-638-2587 toll free                         T. Rowe Price
                                                 Financial Center
For assistance                                   10090 Red Run Blvd.
with your existing                               Owings Mills, MD 21117
fund account, call:
Shareholder Service Center                       Farragut Square
1-800-225-5132 toll free                         900 17th Street, N.W.
410-625-6500 Baltimore area                      Washington, D.C. 20006

To open a brokerage account                      ARCO Tower
or obtain information, call:                     31st Floor
1-800-638-5660 toll free                         515 South Flower St.
                                                 Los Angeles, CA 90071
Internet address:
www.troweprice.com                               4200 West Cypress St.
                                                 10th Floor
T. Rowe Price Associates                         Tampa, FL 33607
100 East Pratt Street
Baltimore, Maryland 21202

This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus of the T. Rowe Price Equity Market Index Funds.

[LOGO OF T. ROWE PRICE APPEARS HERE]

T. Rowe Price Investment Services, Inc., Distributor.   F50-050 12/31/98